Tax Expense (Details) - Schedule of Effective Tax Rate and the Applicable Tax Rate	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Effective Tax Rate and the Applicable Tax Rate [Abstract]
(Loss)/Profit before tax	RM (65,509,477)	$ (13,873,249)	RM 21,893,004	RM 88,292,396
Tax at Malaysian statutory rate of 24% (2023 and 2022: 24%)	(15,722,274)		5,254,321	21,190,175
Tax effects in respect of:
Non-allowable expenses	591,130		1,024,330	1,199,536
Non-taxable income	(1)		(2,524)	(22,721)
Deferred tax assets not recognized	11,256,099		2,205,090
Changes in unrecognized temporary differences	(611,451)		13,288,607	(7,620,175)
Tax exempt income	8,595		(21,334,568)
Utilisation of unrecognized deferred tax assets	(2,833,959)		(45,658)
Tax effects	(7,311,861)		389,598	14,746,815
Under/(Over) provision in prior years:
Income tax	33,408		(6,010,761)	633
Deferred tax (Note 13)	(3,542,190)		(23,058)	161,926
Tax expense	RM (10,820,643)	$ (2,291,538)	RM (5,644,221)	RM 14,909,374